Discontinued Operations (Schedule of Discontinued Operation Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Discontinued Operations [Abstract]
Trade and other receivables		$ 16,526
Inventories		11,219
Fixed and intangible assets		763
Trade payables		(4,426)
Other payables		(6,922)
Net assets and liabilities		17,160
Net cash consideration		29,967
Gain on sale of discontinued operation	$ 12,800	$ 12,807